Supplemental guarantor financial information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Supplemental guarantor financial information
32. Supplemental guarantor financial information
European public debt
Certain debt securities issued outside the United States in reliance on Regulation S by Anheuser-Busch InBev SA/NV (“ABISA”) under its Euro Medium-Term Note Programme are guaranteed by Anheuser-Busch InBev Worldwide Inc. (“ABIWW”), Anheuser-Busch InBev Finance Inc. (“ABIFI”), Anheuser-Busch Companies, LLC (“ABC”), Brandbrew S.A. (“Brandbrew”), Brandbev S.à r.l. (“Brandbev”) and Cobrew NV (“Cobrew”) (collectively, the “Subsidiary Guarantors”). ABISA owns, directly or indirectly, 100% of each of the Subsidiary Guarantors. The information presented below has been presented to satisfy the disclosure requirements of the United Kingdom Financial Conduct Authority.
Summarized Financial Information
The first five columns in the table below present summarized financial information for (i) ABISA, (ii) ABIWW, (iii) ABIFI and (iv) ABC, and (v) Brandbrew, Brandbev and Cobrew. Investments in consolidated subsidiaries are presented under the equity method of accounting as “Other non-current assets”.
The final column presents financial information for ABISA and the Subsidiary Guarantors on a combined basis after elimination of intercompany transactions and balances among them and excluding investments in and equity in the earnings of both non-Guarantor Subsidiaries and Guarantor Subsidiaries.

Income Statement For the year ended 31 December 2023 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Revenue	473	-	-	13 260	-	(52)	13 682
Cost of sales	(456)	-	-	(6 330)	-	47	(6 739)
Gross profit	17	-	-	6 930	-	(5)	6 943
Selling, general and administrative expenses	88	1 128	-	(5 889)	5	5	(4 664)
Other operating income/(expenses)¹	132	(4)	-	(285)	1	-	(157)
Profit/(loss) from operations	237	1 124	-	756	6	-	2 122
Net finance income/(cost)¹	(943)	(801)	16	(73)	(93)	-	(1 894)
Income tax expense	(11)	(85)	(5)	(179)	(20)	-	(299)
Profit/(loss)	(717)	238	11	504	(108)	-	(71)
Income from subsidiaries	6 058	761	-	257	421	(7 497)	-
Profit of the period	5 341	999	11	761	314	(7 497)	(71)

Income Statement For the year ended 31 December 2022 2 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Revenue	546	-	-	14 741	-	(57)	15 231
Cost of sales	(447)	-	-	(6 651)	-	51	(7 048)
Gross profit	99	-	-	8 090	-	(6)	8 183
Selling, general and administrative expenses	(326)	1 237	-	(5 752)	7	6	(4 828)
Other operating income/(expenses)¹	215	(4)	-	(23)	(1)	-	187
Profit/(loss) from operations	(11)	1 233	-	2 315	6	-	3 542
Net finance income/(cost)¹	(448)	(700)	15	(1 246)	204	-	(2 174)
Income tax expense	(15)	(125)	(3)	(250)	-	-	(393)
Profit/(loss)	(474)	409	12	818	210	-	975
Income from subsidiaries	6 444	1 014	-	199	263	(7 920)	-
Profit of the period	5 969	1 423	12	1 018	473	(7 920)	975

1	Other operating income/(expenses) and Net finance income/(cost) include exceptional items.
2	Amended to conform to 2023 presentation.

Statement of Financial Position As at 31 December 2023 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Due from subsidiaries	12 812	19 682	3 762	48 907	5 200	(23 405)	66 958
Other non-current assets	111 216	81 459	4	126 096	16 155	(273 481)	61 448
Total non-current assets	124 028	101 141	3 766	175 003	21 355	(296 886)	128 407

Due from subsidiaries	3 240	8 146	448	915	14 744	(10 793)	16 700
Other current assets	234	129	-	1 870	254	-	2 487
Total current assets	3 474	8 275	448	2 784	14 998	(10 793)	19 187

Total equity	81 848	50 663	391	111 217	20 300	(273 481)	(9 062)

Due to subsidiaries	20 852	27 427	-	26 230	526	(23 405)	51 631
Other non-current liabilities	21 255	28 618	3 745	25 848	115	-	79 581
Total non-current liabilities	42 108	56 046	3 745	52 077	641	(23 405)	131 212

Due to subsidiaries	277	2 079	1	11 021	9 236	(10 793)	11 821
Other current liabilitie s	3 270	628	77	3 473	6 175	-	13 622
Total current liabilities	3 547	2 706	78	14 494	15 411	(10 793)	25 444

Statement of Financial Position As at 31 December 2022 1 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Due from subsidiaries	11 750	11 682	3 815	73 067	18 240	(19 522)	99 031
Other non-current assets	113 980	79 570	10	81 020	15 617	(228 219)	61 978
Total non-current assets	125 729	91 252	3 825	154 087	33 857	(247 741)	161 009

Due from subsidiaries	1 457	7 051	428	2 086	1 913	(9 342)	3 595
Other current assets	248	274	-	1 828	11 018	-	13 367
Total current assets	1 705	7 325	428	3 914	12 931	(9 342)	16 962

Total equity	73 398	55 459	380	108 991	23 241	(228 219)	33 250

Due to subsidiaries	20 311	12 018	-	8 500	3 350	(19 522)	24 657
Other non-current liabilities	22 836	30 541	3 802	27 122	200	-	84 502
Total non-current liabilities	43 147	42 559	3 802	35 622	3 550	(19 522)	109 159

Due to subsidiaries	2 517	38	-	9 272	10 408	(9 342)	12 894
Other current liabilities	8 372	521	71	4 115	9 588	-	22 668
Total current liabilities	10 889	559	71	13 387	19 996	(9 342)	35 562

1	Amended to conform to 2023 presentation.